ENERGY PURCHASED FOR RESALE	12 Months Ended
Dec. 31, 2017
ENERGY PURCHASED FOR RESALE
ENERGY PURCHASED FOR RESALE

NOTE 40 — ENERGY PURCHASED FOR RESALE

	12/31/2017	12/31/2016	12/31/2015
Energy purchased for resale
Supply	5,357,608	5,714,743	4,931,606
Marketing in CCEE	2,629,653	2,425,240	2,998,109
Proinfa	3,140,816	3,106,129	2,818,660
Other	456,848	17,931	17,852

	11,584,925	11,264,043	10,766,227